Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Numerator:
Allocation of net loss	$ (18,846)	$ (2,303,304)	$ (523,923)	$ (6,475,753)
Class A Ordinary Shares Subject to Possible Redemption [Member]
Numerator:
Allocation of net loss		$ (1,795,949)	$ (261,798)
Denominator:
Basic and diluted weighted average ordinary share outstanding		32,000,000	7,466,667
Basic and diluted net loss per ordinary share		$ (0.06)	$ (0.04)
Non-redeemable ordinary shares
Numerator:
Allocation of net loss		$ (507,355)	$ (262,125)
Denominator:
Basic and diluted weighted average ordinary share outstanding		9,040,000	7,476,000
Basic and diluted net loss per ordinary share		$ (0.06)	$ (0.04)
Class A ordinary shares subject to possible redemption [Member]
Numerator:
Allocation of net loss				$ (4,856,235)
Denominator:
Basic and diluted weighted average ordinary share outstanding	0	32,000,000	7,466,667	25,950,685
Basic and diluted net loss per ordinary share		$ (0.06)	$ (0.04)	$ (0.19)
Non-redeemable ordinary shares [Member]
Numerator:
Allocation of net loss	$ (18,846)			$ (1,619,518)
Denominator:
Basic and diluted weighted average ordinary share outstanding	7,000,000 [1]	9,040,000	7,476,000	8,654,356
Basic and diluted net loss per ordinary share	$ 0	$ (0.06)	$ (0.04)	$ (0.19)

[1]	This number excludes an aggregate of up to 1,000,000 Class B ordinary shares (other than the founder shares transferred to the two independent directors) subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 5)